INCOME TAX EXPENSE (Schedule of Loss before income tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (6,179)	¥ (4,445)	¥ (3,769)
Loss for the year from discontinued operations, net of tax | ¥		(23,817)	(18,591)	(36,176)
Total loss before income tax for the year | ¥		(29,996)	(23,036)	(39,945)
USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (949)
Loss for the year from discontinued operations, net of tax | $	(3,660)
Total loss before income tax for the year | $	(4,609)
PRC
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(1,071)	(1,171)	(1,101)
PRC | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(165)
VIRGIN ISLANDS, BRITISH
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(5,064)	(3,225)	(2,625)
VIRGIN ISLANDS, BRITISH | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(777)
HONG KONG
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (44)	¥ (49)	¥ (43)
HONG KONG | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (7)